STONE RIDGE ART RISK PREMIUM FUND

Consolidated Schedule of Investments as of October 31, 2023 (Unaudited)

	SHARES	FAIR VALUE
Class A Equity Shares
Art (a) (b) (c)- 98.8%
Masterworks 040, LLC-Gxhxexnxixe, Axdxrxixaxn; Lxixdxlxexsxs Exyxe, 2016
(Cost: $94,176,Acquisition Date: 03/28/23)	4,153	$93,493
Masterworks 041, LLC-Rxixcxhxtxexr, Gxexrxhxaxrxd; Zxixexgxe, 1984
(Cost: $437,337,Acquisition Date: 03/28/23)	22,709	456,889
Masterworks 042, LLC-Bxaxsxqxuxixaxt, Jxexaxnx-xMxixcxhxexl; Dxaxrxk Mxixlxk, 1986
(Cost: $362,749,Acquisition Date: 03/28/23)	19,173	444,236
Masterworks 043, LLC-Hxaxrxixnxg, Kxexixtxh; Uxnxtxixtxlxexd, 1983
(Cost: $575,705,Acquisition Date: 03/28/23)	31,752	570,634
Masterworks 044, LLC-Bxaxsxqxuxixaxt, Jxexaxnx-xMxixcxhxexl; Mxixsxsxixsxsxixpxpxi, 1982
(Cost: $632,411,Acquisition Date: 03/28/23)	33,233	626,841
Masterworks 046, LLC-Hxexrxrxexrxa, Cxaxrxmxexn; Gxrxexexn axnxd Oxrxaxnxgxe, 1958
(Cost: $746,610,Acquisition Date: 03/28/23)	30,512	741,109
Masterworks 047, LLC-Cxoxnxdxo, Gxexoxrxgxe; Lxixsxtxexnxixnxg txo Vxoxixcxexs, 2010
(Cost: $169,134,Acquisition Date: 03/28/23)	8,308	171,786
Masterworks 048, LLC-Fxoxrxg, Gxuxnxtxhxexr; Uxnxtxixtxlxexd, 2007
(Cost: $50,527,Acquisition Date: 03/28/23)	1,939	44,369
Masterworks 049, LLC-Txexhx-x Cxhxuxn, Cxhxu; Pxrxixnxtxexmxpxs Hxixvxexrxnxaxl, 1986-1987
(Cost: $1,218,133,Acquisition Date: 03/28/23)	66,573	1,207,401
Masterworks 050, LLC-Sxhxixrxaxgxa, Kxaxzxuxo; Kxoxsxhxa, 1992
(Cost: $609,429,Acquisition Date: 03/28/23)	32,961	663,416
Masterworks 053, LLC-Wxoxoxl, Cxhxrxixsxtxoxpxhxexr; Uxnxtxixtxlxexd, 1997
(Cost: $439,150,Acquisition Date: 03/28/23)	25,277	435,283
Masterworks 054, LLC-Mxixtxcxhxexlxl, Jxoxaxn; 12 Hxaxwxkxs axt 3 Ox’xCxlxoxcxk, 1962
(Cost: $2,093,970,Acquisition Date: 03/28/23)	100,000	2,059,300
Masterworks 055, LLC-Mxaxrxtxixn, Axgxnxexs; Uxnxtxixtxlxexd #12, 1988
(Cost: $1,405,369,Acquisition Date: 03/28/23)	58,251	1,395,042
Masterworks 056, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Uxnxtxixtxlxexd, 1967
(Cost: $1,098,247,Acquisition Date: 03/28/23)	65,886	1,149,052
Masterworks 057, LLC-Gxixlxlxixaxm, Sxaxm; Txhxrxoxuxgxh, 1970
(Cost: $364,983,Acquisition Date: 03/28/23)	18,030	362,403
Masterworks 058, LLC-Bxaxsxqxuxixaxt, Jxexaxnx-xMxixcxhxexl; Axlxl Cxoxlxoxrxexd Cxaxsxt IxI, 1982
(Cost: $2,001,894,Acquisition Date: 03/28/23)	92,500	1,987,520
Masterworks 059, LLC-Hxaxrxixnxg, Kxexixtxh; Uxnxtxixtxlxexd, 1984
(Cost: $677,421,Acquisition Date: 03/28/23)	42,995	671,457
Masterworks 062, LLC-Rxixcxhxtxexr, Gxexrxhxaxrxd; Axbxsxtxrxaxkxtxexs Bxixlxd 908-8, 2009
(Cost: $690,102,Acquisition Date: 03/28/23)	30,512	663,740
Masterworks 063, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Ixnxfxixnxixtxyx-xNxextxs (Pxlxaxaxo), 2010
(Cost: $513,217,Acquisition Date: 03/28/23)	29,125	569,254
Masterworks 064, LLC-Hxaxrxixnxg, Kxexixtxh; Uxnxtxixtxlxexd, 1985
(Cost: $1,520,910,Acquisition Date: 03/28/23)	85,303	1,507,517
Masterworks 066, LLC-Gxhxexnxixe, Axdxrxixaxn; Axnxtxexlxoxpxe Axtxtxaxcxkxexd Nxexaxr Gxaxs Pxixpxe, 2018
(Cost: $673,318,Acquisition Date: 03/28/23)	31,212	687,903
Masterworks 068, LLC-Wxoxux-x Kxi, Zxaxo; 22.01.68, 1968
(Cost: $882,600,Acquisition Date: 03/28/23)	50,317	874,827
Masterworks 071, LLC-Wxaxrxhxoxl, Axnxdxy; Dxoxlxlxaxr Sxixgxn, 1981
(Cost: $207,857,Acquisition Date: 03/28/23)	10,408	206,026
Masterworks 072, LLC-Bxrxaxdxfxoxrxd, Mxaxrxk; Uxnxtxixtxlxexd Pxixnxk (Sxfxmxoxmxa Bxexnxexfxixt), 2016
(Cost: $731,142,Acquisition Date: 03/28/23)	36,060	725,971
Masterworks 073, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Pxaxcxixfxixcx-xOxcxexaxn, 2015
(Cost: $551,940,Acquisition Date: 03/28/23)	32,599	486,292
Masterworks 074, LLC-Bxaxsxqxuxixaxt, Jxexaxnx-xMxixcxhxexl; Rxexd Rxaxbxbxixt, 1982
(Cost: $1,200,489,Acquisition Date: 03/28/23)	53,187	1,191,788
Masterworks 075, LLC-Rxixcxhxtxexr, Gxexrxhxaxrxd; Axbxsxtxrxaxkxtxexs Bxixlxd 940-7, 2015
(Cost: $785,686,Acquisition Date: 06/09/23)	39,201	742,436
Masterworks 076, LLC-Sxoxuxlxaxgxexs, Pxixexrxrxe; Pxexixnxtxuxrxe 81 x 81 cxm, 17 Fxéxvxrxixexr 2016
(Cost: $242,917,Acquisition Date: 03/28/23)	11,795	239,252
Masterworks 079, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Sxexa ixn txhxe Exvxexnxixnxg Gxlxoxw, 1995
(Cost: $465,218,Acquisition Date: 03/28/23)	27,051	461,119
Masterworks 080, LLC-Gxixlxlxixaxm, Sxaxm; Axtxmxoxsxpxhxexrxe, 1980
(Cost: $145,237,Acquisition Date: 06/09/23)	6,855	144,548
Masterworks 083, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Pxuxmxpxkxixn, 1991
(Cost: $754,102,Acquisition Date: 03/28/23)	36,435	768,196
Masterworks 084, LLC-Fxoxrxg, Gxuxnxtxhxexr; Oxhxnxe Txixtxexl, 2008
(Cost: $232,897,Acquisition Date: 03/28/23)	12,032	206,546
Masterworks 088, LLC-Rxixcxhxtxexr, Gxexrxhxaxrxd; Axbxsxtxrxaxkxtxexs Bxixlxd 576-2, 1985
(Cost: $683,510,Acquisition Date: 06/09/23)	40,312	679,515

STONE RIDGE ART RISK PREMIUM FUND

Consolidated Schedule of Investments as of October 31, 2023 (Unaudited)

	SHARES	FAIR VALUE
Masterworks 089, LLC-Fxrxaxnxkxexnxtxhxaxlxexr, Hxexlxexn; Mxixnxexrxaxl Kxixnxgxdxoxm, 1976
(Cost: $172,725,Acquisition Date: 06/09/23)	7,132	$171,882
Masterworks 090, LLC-Wxoxoxl, Cxhxrxixsxtxoxpxhxexr; Uxnxtxixtxlxexd, 1995
(Cost: $1,234,403,Acquisition Date: 06/09/23)	60,675	1,228,608
Masterworks 091, LLC-Wxoxoxl, Cxhxrxixsxtxoxpxhxexr; Uxnxtxixtxlxexd, 1990
(Cost: $735,178,Acquisition Date: 06/09/23)	34,671	731,690
Masterworks 092, LLC-Bxaxnxkxsxy; Sxuxnxfxlxoxwxexrxs fxrxoxm Pxextxrxoxl Sxtxaxtxixoxn, 2005
(Cost: $1,050,648,Acquisition Date: 06/09/23)	53,930	1,044,506
Masterworks 093, LLC-Rxuxsxcxhxa, Exdxwxaxrxd; Rxixpxe, 1967
(Cost: $3,623,072,Acquisition Date: 03/28/23)	184,091	3,595,481
Masterworks 095, LLC-Sxhxixrxaxgxa, Kxaxzxuxo; Cxhxixkxexnx-xsx exi Kxexnxdxoxsxhxixn, 1961
(Cost: $535,685,Acquisition Date: 06/09/23)	28,793	532,552
Masterworks 096, LLC-Rxuxsxcxhxa, Exdxwxaxrxd; Vxaxrxixextxixexs oxf Ixnxtxexrxnxaxl Txoxrxmxexnxt, 1998
(Cost: $608,673,Acquisition Date: 06/09/23)	31,226	605,113
Masterworks 097, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Rxexd Gxoxd, 2015
(Cost: $377,567,Acquisition Date: 06/09/23)	15,559	375,723
Masterworks 098, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Ixnxfxixnxixtxyx-xNxextxs (BxCxO), 2013
(Cost: $368,614,Acquisition Date: 06/09/23)	15,747	260,433
Masterworks 099, LLC-Cxoxnxdxo, Gxexoxrxgxe; Mxaxrxy Mxaxgxdxaxlxexnxe, 2009
(Cost: $53,196,Acquisition Date: 06/09/23)	2,149	52,936
Masterworks 101, LLC-Rxoxtxhxkxo, Mxaxrxk; Uxnxtxixtxlxexd, 1968
(Cost: $1,290,775,Acquisition Date: 06/09/23)	68,359	1,283,228
Masterworks 103, LLC-Wxoxoxd, Jxoxnxaxs; Cxoxlxlxaxbxoxrxaxtxixoxn Axpxpxrxoxpxrxixaxtxixoxn 6, 2015
(Cost: $165,823,Acquisition Date: 06/09/23)	7,780	165,036
Masterworks 104, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Pxuxmxpxkxixn, 1999
(Cost: $75,114,Acquisition Date: 06/09/23)	4,234	74,675
Masterworks 105, LLC-Rxixlxexy, Bxrxixdxgxext; Sxhxaxdxoxwxexd Pxlxaxcxe, 1985
(Cost: $362,980,Acquisition Date: 06/09/23)	25,947	360,861
Masterworks 106, LLC-Mxixtxcxhxexlxl, Jxoxaxn; Uxnxtxixtxlxexd (Bxuxixsxsxoxnxnxixexrxe), 1962
(Cost: $763,793,Acquisition Date: 06/09/23)	33,288	760,105
Masterworks 107, LLC-Sxoxuxlxaxgxexs, Pxixexrxrxe; Pxexixnxtxuxrxe 143 X 202 Cxm, 3 Jxaxnxvxixexr 2019, 2019
(Cost: $134,969,Acquisition Date: 06/09/23)	6,575	134,334
Masterworks 108, LLC-Rxixlxexy, Bxrxixdxgxext; Axrxcxaxnxe, 1972
(Cost: $718,620,Acquisition Date: 05/26/23)	35,931	714,071
Masterworks 109, LLC-Nxaxrxa, Yxoxsxhxixtxoxmxo; Nxo Hxoxpxexlxexsxs, 2007
(Cost: $1,261,199,Acquisition Date: 06/09/23)	63,991	1,253,827
Masterworks 110, LLC-Hxaxrxixnxg, Kxexixtxh; Uxnxtxixtxlxexd, 1982
(Cost: $472,042,Acquisition Date: 06/09/23)	26,571	469,281
Masterworks 111, LLC-Oxexhxlxexn, Axlxbxexrxt; 101 Kxoxpxfxe, 2005
(Cost: $430,233,Acquisition Date: 06/09/23)	26,658	427,720
Masterworks 112, LLC-Sxoxuxlxaxgxexs, Pxixexrxrxe; Pxexixnxtxuxrxe 92 X 65 Cxm, 13 Mxaxrxs 2015, 2015
(Cost: $50,937,Acquisition Date: 06/09/23)	2,065	37,566
Masterworks 113, LLC-Oxexhxlxexn, Axlxbxexrxt; Uxnxtxixtxlxexd, 2001
(Cost: $145,469,Acquisition Date: 06/09/23)	6,807	144,778
Masterworks 114, LLC-Wxaxrxhxoxl, Axnxdxy; Fxlxoxwxexrxs, 1964
(Cost: $159,750,Acquisition Date: 06/09/23)	8,118	158,817
Masterworks 115, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Ixnxfxixnxixtxyx-xNxextxs (JxAxAxTxO), 2009
(Cost: $189,472,Acquisition Date: 06/09/23)	9,039	154,479
Masterworks 116, LLC-Bxrxaxdxfxoxrxd, Mxaxrxk; Pxrxoxmxixsxe Lxaxnxd, 2012
(Cost: $1,191,769,Acquisition Date: 06/09/23)	58,962	989,931
Masterworks 117, LLC-Bxaxsxqxuxixaxt, Jxexaxnx-xMxixcxhxexl; Uxnxtxixtxlxexd, 1984
(Cost: $609,702,Acquisition Date: 06/09/23)	30,648	606,138
Masterworks 118, LLC-Lxixgxoxn, Gxlxexnxn; Sxtxrxaxnxgxexr #55, 2011
(Cost: $325,350,Acquisition Date: 06/09/23)	18,848	323,449
Masterworks 119, LLC-Bxrxoxwxn, Cxexcxixlxy; Fxaxexrxixexfxexlxlxexr, 2019
(Cost: $836,783,Acquisition Date: 06/09/23)	37,407	832,766
Masterworks 120, LLC-Bxaxnxkxsxy; Rxaxt & Hxexaxrxt, 2014
(Cost: $23,421,Acquisition Date: 06/09/23)	1,362	23,284
Masterworks 121, LLC-Bxrxaxdxfxoxrxd, Mxaxrxk; Mxy Wxhxoxlxe Fxaxmxixlxy ixs fxrxoxm Pxhxixlxlxy, 2014
(Cost: $1,927,648,Acquisition Date: 03/28/23)	96,735	1,475,422
Masterworks 122, LLC-Bxaxnxkxsxy; Axgxexnxcxy Jxoxb (Gxlxexaxnxexrxs), 2009
(Cost: $276,007,Acquisition Date: 06/09/23)	16,718	274,394
Masterworks 123, LLC-Oxexhxlxexn, Axlxbxexrxt; Gxlxaxtxt (Sxmxoxoxtxh), 2006
(Cost: $94,595,Acquisition Date: 06/09/23)	5,298	94,042
Masterworks 124, LLC-Rxixlxexy, Bxrxixdxgxext; Bxlxuxe Qxuxixvxexr, 1983
(Cost: $742,474,Acquisition Date: 03/28/23)	41,460	735,936
Masterworks 125, LLC-Cxoxnxdxo, Gxexoxrxgxe; Txrxaxnxsxpxaxrxexnxt Fxixgxuxrxexs, 2016
(Cost: $870,557,Acquisition Date: 06/09/23)	35,072	946,955
Masterworks 126, LLC-Kxaxwxs; Cxhxuxm (KxCxOx9), 2016
(Cost: $59,301,Acquisition Date: 06/09/23)	2,964	58,959
Masterworks 127, LLC-Gxhxexnxixe, Axdxrxixaxn; Axnxtxexlxoxpxe Axtxtxaxcxkxexd Nxexaxr Gxaxs Pxixpxe 2, 2019
(Cost: $545,341,Acquisition Date: 06/09/23)	26,391	542,773
Masterworks 128, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Ixnxfxixnxixtxyx-xNxextxs (KxHxN), 2011
(Cost: $176,823,Acquisition Date: 06/09/23)	8,900	144,237

STONE RIDGE ART RISK PREMIUM FUND

Consolidated Schedule of Investments as of October 31, 2023 (Unaudited)

	SHARES	FAIR VALUE
Masterworks 129, LLC-Sxhxixrxaxgxa, Kxaxzxuxo; Cxhxixsxuxixsxexi Txsxuxhxixexn, 1961
(Cost: $551,913,Acquisition Date: 06/09/23)	24,385	$549,258
Masterworks 130, LLC-Gxhxexnxixe, Axdxrxixaxn; Txhxe Txrxixp, 2016
(Cost: $1,237,693,Acquisition Date: 03/28/23)	62,190	982,415
Masterworks 131, LLC-Fxoxnxtxaxnxa, Lxuxcxixo; Cxoxnxcxextxtxo Sxpxaxzxixaxlxe, Axtxtxexsxe, 1964-5
(Cost: $170,827,Acquisition Date: 06/09/23)	11,508	169,829
Masterworks 132, LLC-Bxoxextxtxi, Axlxixgxhxixexrxo; Sxexnxzxa Txixtxoxlxo (I Vxexrxbxi Ixrxrxexgxoxlxaxrxi, Txoxcxcxhxi E Rxixnxtxoxcxcxhxi, Pxexr Nxuxoxvxi Dxexsxixdxexrxi)
(Cost: $30,752,Acquisition Date: 06/09/23)	1,557	30,572
Masterworks 133, LLC-Rxixcxhxtxexr, Gxexrxhxaxrxd; Axbxsxtxrxaxkxtxexs Bxixlxd 665-4, 1988
(Cost: $264,379,Acquisition Date: 06/09/23)	11,186	263,095
Masterworks 136, LLC-Pxrxixnxcxe, Rxixcxhxaxrxd; Axrxe Yxoxu Kxixdxdxixnxgx?, 1988
(Cost: $495,240,Acquisition Date: 03/28/23)	27,651	490,880
Masterworks 139, LLC-Oxexhxlxexn, Axlxbxexrxt; Uxnxtxixtxlxexd (22/87), 1987
(Cost: $420,364,Acquisition Date: 03/28/23)	25,085	416,662
Masterworks 140, LLC-Rxixlxexy, Bxrxixdxgxext; Txixnxcxt, 1972
(Cost: $784,968,Acquisition Date: 03/28/23)	39,392	737,726
Masterworks 142, LLC-Uxexcxkxexr, Gxuxnxtxhxexr; Fxexlxd 83/84, 1983-84
(Cost: $412,641,Acquisition Date: 03/28/23)	23,055	409,005
Masterworks 145, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Rxexd Pxuxmxpxkxixn, 1996
(Cost: $153,986,Acquisition Date: 03/28/23)	7,744	153,366
Masterworks 146, LLC-Rxuxsxcxhxa, Exdxwxaxrxd; Sxexaxfxoxoxd Sxtxoxcxk, 1986
(Cost: $399,733,Acquisition Date: 03/28/23)	20,045	424,711
Masterworks 147, LLC-Axnxdxrxe, Cxaxrxl; Mxaxgxnxexsxixuxmx-xLxexaxd Pxlxaxixn, 1969
(Cost: $469,724,Acquisition Date: 03/28/23)	23,493	373,052
Masterworks 148, LLC-Gxixlxlxixaxm, Sxaxm; Sxoxnxg Txrxoxpxixe, 1973
(Cost: $222,866,Acquisition Date: 03/28/23)	11,753	220,902
Masterworks 152, LLC-Wxaxrxhxoxl Dxoxlxlxaxr Sxixgxn, 1982
(Cost: $178,763,Acquisition Date: 03/28/23)	8,990	177,188
Masterworks 153, LLC-Fxrxaxnxkxexnxtxhxaxlxexr, Hxexlxexn; Txextxhxyxs, 1981
(Cost: $330,126,Acquisition Date: 03/28/23)	16,583	319,357
Masterworks 154, LLC- Kxaxwxs; Cxhxuxm (KxCxBx1), 2012
(Cost: $419,730,Acquisition Date: 03/28/23)	21,078	452,918
Masterworks 156, LLC-Hxaxrxixnxg, Kxexixtxh; Uxnxtxixtxlxexd Nxox. 10, 1988
(Cost: $682,250,Acquisition Date: 03/28/23)	45,604	676,239
Masterworks 157, LLC-Cxoxnxdxo, Gxexoxrxgxe; Rxoxdxrxixgxo axnxd Hxixs Mxixsxtxrxexsxs, 2008
(Cost: $275,755,Acquisition Date: 03/28/23)	13,820	301,516
Masterworks 158, LLC-Mxexhxrxextxu, Jxuxlxixe; Uxnxtxixtxlxexd, 2012
(Cost: $173,212,Acquisition Date: 03/28/23)	8,703	201,832
Masterworks 159, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Pxuxmxpxkxixn (Ox.xKxe), 2004
(Cost: $408,857,Acquisition Date: 03/28/23)	22,261	429,815
Masterworks 160, LLC-Sxoxuxlxaxgxexs, Pxixexrxrxe; Pxexixnxtxuxrxe 92 X 73 Cxm, 25 Oxcxtxoxbxrxe 1987, 1987
(Cost: $297,718,Acquisition Date: 03/28/23)	15,899	295,095
Masterworks 162, LLC-Jxoxhxnxsxoxn, Rxaxsxhxixd; Uxnxtxixtxlxexd (Exsxcxaxpxe Cxoxlxlxaxgxe), 2019
(Cost: $275,517,Acquisition Date: 03/28/23)	13,820	110,712
Masterworks 163, LLC-Kxaxtxz, Axlxexx; Kxyxm, 2004
(Cost: $169,190,Acquisition Date: 03/28/23)	7,607	167,968
Masterworks 164, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Ixnxfxixnxixtxyx-xNxextxs (Dxkxkxn), 2010
(Cost: $689,025,Acquisition Date: 03/28/23)	34,549	516,829
Masterworks 165, LLC-Jxuxdxd, Dxoxnxaxlxd; Uxnxtxixtxlxexd, 1988
(Cost: $292,420,Acquisition Date: 03/28/23)	12,440	290,282
Masterworks 166, LLC-Kxaxwxs; Kxuxrxfxs (Lxaxuxgxhxixnxg), 2008
(Cost: $516,838,Acquisition Date: 03/28/23)	26,255	512,285
Masterworks 167, LLC-Rxixlxexy, Bxrxixdxgxext; Dxexlxoxs, 1983
(Cost: $743,920,Acquisition Date: 05/26/23)	37,196	739,211
Masterworks 168, LLC-Oxwxexnxs, Lxaxuxrxa; Uxnxtxixtxlxexd, 2016
(Cost: $190,767,Acquisition Date: 03/28/23)	9,574	210,416
Masterworks 169, LLC-Wxhxixtxnxexy, Sxtxaxnxlxexy; Mxoxrxnxixnxg Bxixrxd, 2022
(Cost: $234,203,Acquisition Date: 03/28/23)	11,753	209,025
Masterworks 171, LLC-Wxhxixtxnxexy, Sxtxaxnxlxexy; Mxexmxoxrxy Gxaxrxdxexn, 2020
(Cost: $222,877,Acquisition Date: 03/28/23)	11,180	172,203
Masterworks 172, LLC-Nxaxrxa, Yxoxsxhxixtxoxmxo; Kxaxpxuxtxt Pxuxp Kxixnxg, 1999
(Cost: $385,056,Acquisition Date: 03/28/23)	19,347	381,664
Masterworks 173, LLC-Yxixaxdxoxmx-xBxoxaxkxyxe, Lxyxnxextxtxe; Oxyxsxtxexr, 2012
(Cost: $385,530,Acquisition Date: 03/28/23)	19,347	344,264
Masterworks 174, LLC-Cxhxaxnxexl Axbxnxexy, Nxixnxa; Axnxyxtxixmxe, Axnxyxpxlxaxcxe, 2018
(Cost: $133,313,Acquisition Date: 03/28/23)	6,026	132,351
Masterworks 176, LLC-Kxaxwxs; Uxnxtxixtxlxexd (Kxuxrxf), 2008
(Cost: $389,680,Acquisition Date: 05/26/23)	19,484	387,213
Masterworks 177, LLC-Kxaxtxz, Axlxexx; Pxixnxk Kxixmxoxnxo, Ixsxaxaxc Mxixzxrxaxhxi Sxexrxixexs, 1994
(Cost: $355,567,Acquisition Date: 03/28/23)	19,347	396,792
Masterworks 178, LLC-Fxrxaxnxkxexnxtxhxaxlxexr, Hxexlxexn; Bxrxixdxex’xs Dxoxoxr, 1967
(Cost: $580,420,Acquisition Date: 05/26/23)	29,021	576,746
Masterworks 179, LLC-Wxoxux-x Kxi, Zxaxo; 17.02.71-12.05.76, 1971	23,493	430,335
(Cost: $434,160,Acquisition Date: 03/28/23)

STONE RIDGE ART RISK PREMIUM FUND

Consolidated Schedule of Investments as of October 31, 2023 (Unaudited)

	SHARES	FAIR VALUE
Masterworks 180, LLC-Wxhxixtxnxexy, Sxtxaxnxlxexy; I Sxixnxg Rxexd axnxd Bxlxuxe, 2020	11,056	$153,866
(Cost: $223,055,Acquisition Date: 03/28/23)
Masterworks 182, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Pxuxmxpxkxixn, 1996	7,607	168,322
(Cost: $151,791,Acquisition Date: 03/28/23)
Masterworks 184, LLC-Wxoxoxd, Jxoxnxaxs; Pxixnxk Pxlxaxnxt, 2013	15,201	270,853
(Cost: $273,262,Acquisition Date: 03/28/23)
Masterworks 186, LLC-Pxaxrxtxy, Nxixcxoxlxaxs; Lxaxnxdxsxcxaxpxe, 2017	33,167	592,853
(Cost: $663,340,Acquisition Date: 04/12/23)
Masterworks 191, LLC-Cxoxnxdxo, Gxexoxrxgxe; Gxrxexexn axnxd Pxuxrxpxlxe Cxoxmxpxoxsxixtxixoxn, 2010	52,514	989,695
(Cost: $1,050,280,Acquisition Date: 05/26/23)
Masterworks 192, LLC-Oxexhxlxexn, Axlxbxexrxt; Axuxf (Dxexr Sxtxrxaxsxsxe) Sxcxhxrxexixbxexn (Wxrxixtxixnxg (Oxn Txhxe Sxtxrxexext)), 2000	20,729	411,956
(Cost: $414,580,Acquisition Date: 05/26/23)
Masterworks 193, LLC-Hxexrxrxexrxa, Cxaxrxmxexn; Nxoxcxhxe Vxexrxdxe, 2016	7,831	228,313
(Cost: $156,261,Acquisition Date: 03/28/23)
Masterworks 196, LLC-Mxixtxcxhxexlxl, Jxoxaxn; Uxnxtxixtxlxexd, C. 1956	44,173	877,868
(Cost: $883,460,Acquisition Date: 05/26/23)
Masterworks 197, LLC-Hxoxcxkxnxexy, Dxaxvxixd; Sxuxnxfxlxoxwxexr axnxd Txhxrxexe Oxrxaxnxgxexs, 1996	52,527	1,043,890
(Cost: $1,050,540,Acquisition Date: 05/26/23)
Masterworks 214, LLC-Fxrxaxnxkxexnxtxhxaxlxexr, Hxexlxexn; Pxixlxoxt, 1978	22,111	439,421
(Cost: $442,220,Acquisition Date: 05/26/23)
Masterworks 215, LLC-Bxoxextxtxi, Axlxixgxhxixexrxo; Mxaxpxpxa, 1983	33,167	659,168
(Cost: $663,340,Acquisition Date: 05/26/23)
Masterworks 217, LLC-Cxoxnxdxo, Gxexoxrxgxe; Cxoxnxsxtxrxuxcxtxexd Fxaxcxe, 2013	24,875	494,846
(Cost: $497,500,Acquisition Date: 05/26/23)
Masterworks 218, LLC-Rxixlxexy, Bxrxixdxgxext; Gxrxexexnxsxlxexexvxexs, 1983	31,785	631,676
(Cost: $635,700,Acquisition Date: 05/26/23)
Masterworks 219, LLC-Hxaxrxixnxg, Kxexixtxh; Uxnxtxixtxlxexd, 1984	52,651	1,048,239
(Cost: $1,053,020,Acquisition Date: 05/30/23)
Masterworks 228, LLC-Nxaxrxa, Yxoxsxhxixtxoxmxo; Uxnxdxexr txhxe Hxaxzxy Sxkxy, 2012	125,757	2,978,165
(Cost: $2,515,140,Acquisition Date: 05/30/23)
Masterworks 230, LLC-Kxaxwxs; Cxhxuxm (KxCxBx8), 2012	21,426	425,807
(Cost: $428,520,Acquisition Date: 05/26/23)
Masterworks 236, LLC-Cxoxnxdxo, Gxexoxrxgxe; Exaxsxtxexr Sxuxnxdxaxy, 2011	35,234	785,327
(Cost: $704,680,Acquisition Date: 05/26/23)
Masterworks 239, LLC-Bxrxoxwxn, Cxexcxixlxy; Txhxe Nxyxmxpxhxs Hxaxvxe Dxexpxaxrxtxexd, 2014	57,830	1,151,204
(Cost: $1,156,600,Acquisition Date: 05/26/23)
Masterworks 241, LLC-Pxaxrxtxy, Nxixcxoxlxaxs; Txrxexexs, 2019	24,091	478,770
(Cost: $481,820,Acquisition Date: 05/26/23)
Masterworks 245, LLC-Axy Txjxoxe, Cxhxrxixsxtxixnxe; Lxaxyxexr axs a Hxixdxixnxg Pxlxaxcxe, 2013	20,116	399,789
(Cost: $402,320,Acquisition Date: 05/26/23)
Masterworks 258, LLC-Gxixlxlxixaxm, Sxaxm; Uxnxtxixtxlxexd	20,804	416,080
(Cost: $416,080,Acquisition Date: 10/30/23)
Masterworks 261, LLC-Wxoxnxg, Mxaxtxtxhxexw; Uxnxtxixtxlxexd, 2017	38,147	758,141
(Cost: $762,940,Acquisition Date: 05/26/23)
Masterworks 262, LLC-Bxaxsxqxuxixaxt, Jxexaxnx-xMxixcxhxexl; Uxnxtxixtxlxexd, 1983	100,000	2,000,000
(Cost: $2,000,000,Acquisition Date: 10/30/23)
Masterworks 268, LLC-Nxaxrxa, Yxoxsxhxixtxoxmxo; Wxoxuxnxdxexd	83,217	1,664,340
(Cost: $1,664,340,Acquisition Date: 10/30/23)
Masterworks 273, LLC-Cxoxnxdxo, Gxexoxrxgxe; Hxuxmxaxn Rxaxgxe	26,352	527,040
(Cost: $527,040,Acquisition Date: 10/30/23)
Masterworks 275, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Ixnxfxixnxixtxyx-xSxixlxvxexrx-xNxextxs (Txwxhxexrxo)	37,585	751,700
(Cost: $751,700,Acquisition Date: 10/30/23)
Masterworks 279, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Nxextxs Oxbxsxexsxsxixoxn (Txoxwxe)	27,739	554,780
(Cost: $554,780,Acquisition Date: 10/30/23)
Masterworks 300, LLC-Fxrxaxnxkxexnxtxhxaxlxexr, Hxexlxexn; Oxvxexr axnxd Axbxoxvxe	19,492	389,840
(Cost: $389,840,Acquisition Date: 10/30/23)

Total Class A Equity Shares (Cost $81,213,224)		79,966,827

	SHARES	FAIR VALUE
Short-Term Investments - 2.9%
Money Market Funds - 2.9%
First American Government Obligations Fund - Class Z - 5.29% (d)	1,189,928	1,189,928
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 5.26% (d)	1,189,927	1,189,927

Total Short-Term Investments (Cost $2,379,855)		2,379,855

Total Investments (Cost $83,593,079) - 101.7%		82,346,682

Liabilities in Excess of Other Assets - (1.7)%		(1,385,609)

Total Net Assets - 100.0%		80,961,073

STONE RIDGE ART RISK PREMIUM FUND

Consolidated Schedule of Investments as of October 31, 2023 (Unaudited)

Percentages are stated as a percent of net assets.

(a)	Security is fair valued by the Adviser Valuation Committee and has significant unobservable inputs.
(b)	Non-income producing security.
(c)	Security is illiquid.
(d)	Rate shown is the 7-day effective yield.

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.

Open Forward Contract on Artwork - Purchase (a) (b)

Reference Entity	Counterparty	Fair Value	Cost	UNREALIZED APPRECIATION (DEPRECIATION)
Sxtxixlxl, Cxlxyxfxfxoxrxd; PxH-69	Masterworks, LLC	$9,979,288	$ 7,000,000	$2,979,288

(a)	Security is fair valued by the Adviser Valuation Committee and has significant unobservable inputs.
(b)

The forward contract is prepaid by the buyer and may be physically or cash settled. If the contract is to be cash settled, the final settlement price will be based upon sale of the artwork as agreed by the parties. The termination date is the earlier of (i) 100 days from the valuation date of the artwork in November 2026 or May 2027, as selected by the seller, or as otherwise agreed to by the parties, and (ii) two business days following sale of the artwork.

Notes to Consolidated Financial Statements

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Stone Ridge Art Risk Premium Fund (the “Fund”) in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America. The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board Accounting Standards Topic 946, Financial Services – Investment Companies.

2. Investment Valuation and Fair Value Measurement

The Board of Trustees (the “Board”) has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) to serve as “valuation designee” in accordance with Rule 2a-5 of the 1940 Act and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair valuation determinations relating to all investments held by the Fund (as needed) and periodically assessing and managing any material valuation risks and establishing and applying fair value methodologies, subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair valuation determinations.

Generally, the Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

The Fund generally expects that Paintings, sculptures, or other artistic objects (collectively, the “Artwork”) it holds will be fair valued by Stone Ridge in accordance with the Valuation Procedures and with assistance from certain Fund service providers. Listed below is a summary of certain of the methodologies generally used currently to fair value investments in Artwork and the special purpose vehicles that own Artwork or partial interests in Artwork (each, an “Artwork Company”) held by the Fund under the Valuation Procedures. The Artwork held by the Fund will be fair valued based on some or all the following fair valuation methodologies:

•

Assessment of the acquisition cost of Artwork or Artwork Company investments adjusted by premium or discount factors based on the Adviser’s assessment of economic, environmental conditions or other events that may result in higher or lower prices for Artwork or Artwork Company investments generally.

•	Assessment of recent comparable public and, to the extent verifiable, private sale prices for similar Artwork that is available and reliable and price trend information for comparable Artwork.

•	Assessment of artist-level and art-market segment level pricing information and benchmarks that are available and reliable and price trend information for such specific artist’s works.

•	Assessment of pricing information provided by third-party service providers or valuation agents, including Masterworks, LLC or Masterworks Administrative Services, LLC.

•	Assessment of any other available information that the Adviser deems relevant to the valuation of Artwork or Artwork Company investments.

Fair value pricing of Artwork will require subjective determinations about the value of Artwork. Fair values may differ from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for an investment may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Adviser will generally determine the value of the Artwork Company investment by using the value of the underlying single work of art adjusted for any factors required to convert the value of the artwork asset to the value of the equity security. These factors include but are not limited to the fees charged to the Artwork Company, any secondary market or other transactions for Artwork Company shares, the perceived likelihood of a sale of the Artwork underlying the Artwork Company, the perceived timing of any such sale, the perceived likelihood of the form of any such sale (i.e., sale at auction versus sale in the private market) and any fees or expenses associated with such form, the perceived future appreciation rate of such Artwork, other market-wide or economic conditions or factors, or other factors deemed relevant by the Adviser. The Adviser values the underlying Artwork using a sales comparison approach (the “Sales Comparison Approach”), which is an appraisal method that compares the Artwork to a set of artworks with similar characteristics that have recently sold (“comparables” or “comps”) and taking into account certain other factors (art-specific factors, artist-specific factors, market factors and any changes to the condition of the Artwork). The valuation of the Artwork will be carried out by an appraiser upon the sale of a comparable (or if more than 180 days have passed since acquisition of the artwork without a sale of a comparable during such 180 days) and documented in an appraisal report.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

The table below summarizes assets and liabilities measured at fair value on a recurring basis:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Class A Equity Shares	$—	$—	$79,966,827	$79,966,827
Money Market Funds	2,379,855	—	—	2,379,855

Total Assets	$2,379,855	$—	$79,966,827	$82,346,682

Other Financial Instruments*
Unrealized appreciation on forward contracts	$—	$—	$2,979,288	$2,979,288

*	Other financial instruments are derivatives, such as forward contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Below is a reconciliation that details the activity of securities classified in Level 3 during the period ended October 31, 2023:

	Class A Equity Shares	Forward Contracts
Beginning Balance - July 31, 2023	$75,648,849	$—
Acquisitions	6,303,780	7,000,000
Dispositions	(841,484)	—
Realized gains (losses)	213,193	—
Return of capital	—	—
Change in unrealized appreciation/(depreciation)	(1,357,511)	2,979,288
Transfers in/(out) Level 3	—	—

Ending Balance - October 31, 2023	$79,966,827	$9,979,288

As of October 31, 2023, the change in unrealized appreciation (depreciation) on positions still held by the Fund was $(1,320,103) for Class A Equity Shares and $2,979,288 for Forward Contracts.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of October 31, 2023:

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 10/31/23	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Class A Equity Shares	Art	$63,797,744	Sales Comparison Approach	N/A	N/A	N/A

Class A Equity Shares	Art	$16,169,083	Recent Transaction	N/A	N/A	N/A

Forward Contracts	Art	$9,979,288	Sales Comparison Approach	N/A	N/A	N/A

The Artwork underlying each Artwork Company is valued using the Sales Comparison Approach. The appraiser selects the comparable artworks by identifying artworks that have similar characteristics to the Artwork in question (e.g., artist, genre, time period, size, date of the work’s creation, medium, series, imagery, technique, color, condition, provenance, exhibition history, prior sales history and any other relevant information); considering the recency of such artworks’ sales data; and considering the reliability of such sales data. The appraiser assigns a value to the Artwork in question based on the similarity of the physical characteristics and condition of the comparable artworks to the Artwork in question; the appraiser’s perceived quality of the comparable relative to the Artwork in question; the date of the comparable work’s most recent sale; and the source of the relevant sales data. The appraiser may also incorporate art-specific factors, artist-specific factors, market factors and/or the physical condition of the Artwork into the fair valuation of the Artwork. The appraisers do not, in any formulaic or mathematical manner, make adjustments to the sales comparable figures, but instead rely on their professional expertise to determine a fair value for the Artwork that is based on the different sales comparable figures, using a qualitative approach. To fair value the Artwork Company investments, the fees and expenses paid to the sponsor of the Artwork Company, as described in the offering documents of each Artwork Company, are subtracted from the fair value of the underlying Artwork and that value is then prorated to reflect the number of shares of the Artwork Company owned by the Fund. The Adviser will additionally adjust the fair value of the underlying Artwork for any other factors required to convert the value of the artwork asset to the value of the equity security. These factors include but are not limited to any secondary market or other transactions for Artwork Company shares, the perceived likelihood of a sale of the Artwork underlying the Artwork Company, the perceived timing of any such sale, the perceived likelihood of the form of any such sale (i.e., sale at auction versus sale in the private market) and any fees or expenses associated with such form, the perceived future appreciation rate of such Artwork, other market-wide or economic conditions or factors, or other factors deemed relevant by the Adviser.